Long-term loans	6 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Long-term loans

15. Long-term loans

Long-term loan consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Long-term loan	$13,094,015	$13,681,099

On January 4, 2022, the Group borrowed the unsecured amount of $13,094,015 (RMB94,012,410) through a five-year long-term loan from Fujian Xinqiao Ocean Fishery Group Co., Ltd. The annual interest rate is 6%. The Group is obligated to pay interest each year on December 30th, whereas the principal should be returned on January 3, 2027. Earlier payment is acceptable without any penalties.